UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

September 30, 2009 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 28.5%
Brady Corporation (Class A)	244,000	$7,007,680
Charles River Laboratories International, Inc.*	284,100	10,506,018
CLARCOR, Inc.	172,200	5,400,192
Copart, Inc.*	186,200	6,183,702
Landauer, Inc.	9,200	505,816
Life Technologies Corporation*	310,300	14,444,465
Manpower Inc.	166,900	9,464,899
ScanSource, Inc.*	471,501	13,352,908
		$66,865,680
PRODUCER DURABLE GOODS — 18.9%
Actuant Corporation (Class A)	248,100	$3,984,486
Franklin Electric Co., Inc.	159,300	4,567,131
Graco Inc.	209,300	5,833,191
HNI Corporation	382,900	9,036,440
IDEX Corporation	199,150	5,566,243
WABCO Holdings Inc.	385,000	8,085,000
Zebra Technologies Corporation (Class A)*	278,400	7,218,912
		$44,291,403
RETAILING — 14.4%
CarMax, Inc.*	604,900	$12,642,410
O’Reilly Automotive, Inc.*	253,100	9,147,034
Signet Jewelers Limited	451,900	11,898,527
		$33,687,971
ENERGY — 10.0%
FMC Technologies, Inc.*	124,500	$6,503,880
Helix Energy Solutions Group, Inc.*	342,300	5,127,654
Noble Corporation	310,300	11,778,988
		$23,410,522
HEALTH CARE — 9.2%
Bio-Rad Laboratories, Inc. (Class A)*	82,900	$7,616,852
Lincare Holdings Inc.*	278,000	8,687,500
Varian Medical Systems, Inc.*	29,100	1,225,983
VCA Antech, Inc.*	150,000	4,033,500
		$21,563,835
TRANSPORTATION — 7.4%
Heartland Express, Inc.	582,000	$8,380,800
Knight Transportation, Inc.	539,000	9,044,420
		$17,425,220
TECHNOLOGY — 4.8%
Maxim Integrated Products, Inc.	223,300	$4,050,662
Microchip Technology Incorporated	272,400	7,218,600
		$11,269,262
FINANCIAL — 2.7%
Brown & Brown, Inc.	328,300	$6,290,228

TOTAL COMMON STOCKS — 95.9% (Cost $174,695,209)		$224,804,121

SHORT-TERM INVESTMENTS
Toyota Motor Credit Corporation — 0.01% 10/1/09	$4,972,000	$4,972,000
Chevron Funding Corporation — 0.12% 10/6/09	5,000,000	4,999,917
TOTAL SHORT-TERM INVESTMENTS — 4.2% (Cost $9,971,917)		$9,971,917

TOTAL INVESTMENTS — 100.1% (Cost $184,667,126) — Note 2		$234,776,038
Other assets and liabilities, net — (0.1)%		(263,577)
TOTAL NET ASSETS — 100.0%		$234,512,461

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2009:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks
Business Services & Supplies	$66,865,680	—	—	$66,865,680
Producer Durable Goods	44,291,403	—	—	44,291,403
Retailing	33,687,971	—	—	33,687,971
Energy	23,410,522	—	—	23,410,522
Health Care	21,563,835	—	—	21,563,835
Transportation	17,425,220	—	—	17,425,220
Technology	11,269,262	—	—	11,269,262
Financial	6,290,228	—	—	6,290,228
Short-Term Investments	—	$9,971,917	—	9,971,917
Total Investments	$224,804,121	$9,971,917	—	$234,776,038

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $176,169,632 for Federal income tax purposes. Net unrealized appreciation for Federal income tax consists of:

Gross unrealized appreciation:	$59,012,861
Gross unrealized depreciation:	(10,378,372)
Net unrealized appreciation:	$48,634,489

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date: November 25, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: November 25, 2009